As Filed with the Securities and Exchange Commission on October 29, 2013.
Registration No. 333-188293
811-02091
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 179
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-2384
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Depositor's Telephone Number, including Area Code
Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(for applications signed on or after August 1, 2013)
It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_XX_    on December 31, 2013, pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A and Part B of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4/A (File No. 333-188293)(Accession No. 0000009713-13-000039), as filed on July 25, 2013 and declared effective on August 1, 2013.
A Supplement to the Prospectus, dated December 31, 2013, is included in Part A of this Post-Effective Amendment.

SUPPLEMENT DATED DECEMBER 31, 2013
TO THE PROSPECTUS FOR
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(For Applications Signed On or After August 1, 2013)
DATED AUGUST 1, 2013

This supplement updates information in the prospectus, dated August 1, 2013, for the Principal Investment Plus Variable AnnuitySM (For Applications Signed On or After August 1, 2013), which is issued by Principal Life Insurance Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

The following language is added immediately following Appendix A:
APPENDIX A-2 ‑ INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
This GMWB Exchange Offer is available January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider (currently being marketed by us). To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
GMWB Rider(s)	GMWB 1 (when applicable)	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Restricted investment options	• Diversified Balanced Account • Diversified Growth Account • Diversified Income Account • Diversified Balanced Managed • Volatility Account • Diversified Growth Managed • Volatility Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***	Same
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	Same
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

D. Fees and Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Same
Available Underlying Mutual Fund Expenses****	Maximum Annual: 2.24% Minimum Annual: 0.26%	Maximum Annual: 0.66% Minimum Annual: 0.55%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not available
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.
	Not available Not available	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.20%

E. Transaction Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same

*	Does not reflect state variations.

**	Charges taken daily as a percentage of the average daily Separate Account division value.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
You may add only one GMWB rider to your Contract. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.

Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 10 rider also allows your beneficiary(ies) to choose the GMWB Death Benefit or any remaining Investment Back withdrawal benefit payments available under the rider.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial statements are included in Part A and Part B of the Registration Statement.
(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
	(3a)	Distribution Agreement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(3b)	Selling Agreement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4a)	Form of Variable Annuity Contract (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4b)	Premium Payment Credit Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4c)	Fixed Account Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4d)	Fixed DCA Account Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4e)	GMWB Rider (PIB3) (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4f)	GMWB Rider (PIB10) (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4g)	IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4h)	Roth IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4i)	Simple IRA Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4j)	Pension Trust Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4k)	Waiver of Surrender Charge Rider (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4l)	Contract Data Page (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(4m)	Partial Annuitization Endorsement (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
	(5)	Form of Variable Annuity Application (filed with the Commission for 333-116220 on 05/02/2013 Accession No. 0000812797-13-000071)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
	(6b)	Bylaws of Depositor (filed with the Commission for 333-116220 on 06/07/2004 Accession No. 0000870786-04-000093)
	(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(8a4)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8b2)	Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8b3)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8c2)	Rule 22c-2 Agreement with American Century Investment Management Inc., (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8d1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8d3)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e4)	Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e5)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8e6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8f3)	Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8g3)	Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8h1)	Form of Participation Agreement with Principal Variable Contracts Funds (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8i1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8i2)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8i3)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(8i4)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

(8j1)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j2)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j3)	Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j4)	Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j5)	Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04–(filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j6)	Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j7)	Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j8)	Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j9)	Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j10)	Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j11)	FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j12)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8j13)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8k1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8k2)	Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8k3)	Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8l1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8l2)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(8l3)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(9)	Opinion of Counsel (filed with the commission on 07/25/2013 Accession No. 0000009713-13-000039)
(10a)	Consent of Ernst & Young LLP- NA
(10b)	Powers of Attorney (filed with the Commission for 333-116220 on 05/02/2013 Accession No. 0000812797-13-000071)
(10c)	Consent of Counsel – N/A
(11)	Financial Statement Schedules (Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 333-188293, dated July 25, 2013) (Accession No. 0000009713-13-000039
* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place, Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG (1)	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER (2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS (2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON (2)	Vice President and Treasurer
TIMOTHY M. DUNBAR (2)	Senior Vice President and Chief Investment Officer
GREGORY B. ELMING (2)	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER (2)	Executive Vice President
NORA M. EVERETT (2)	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN (2)	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON (2)	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER (2)	Senior Vice President – Investment Services
TERRANCE J. LILLIS (2)	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN (3)	President - Global Asset Management
TIMOTHY J. MINARD (2)	Senior Vice President - Distribution
MARY A. O'KEEFE (2)	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON (2)	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS (2)	Senior Vice President and Controller
GARY P. SCHOLTEN (2)	Senior Vice President and Chief Information Officer
KAREN E. SHAFF (2)	Executive Vice President and General Counsel
DEANNA D. STRABLE (2)	Senior Vice President – U.S. Insurance Solutions
LUIS E. VALDES (2)	President – International Asset Management and Accumulation
ROBERTO WALKER (4)	Senior Vice President and President , Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza, 18 Harbour Road, Wanchai Hong Kong

(2)	711 High Street Des Moines, IA 50392

(3)	888 7th Ave; 25th Floor New York, NY 10019

(4)	Principal Vida Chile, Av Apoquindo 3600 P 14, Las Condes Santiago, Chile
Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2012 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
PRINCPAL FINANCIAL GROUP, INCD	Delaware
ˆPrincipal Financial Services, Inc.§Ñ	Iowa	100
ˆPrincor Financial Services Corporation§Ñ	Iowa	100
ˆPFG DO Brasil LTDA§Ñ	Brazil	100
ˆBrasilprev Seguros E Previdencia S.A. §	Brazil	50.01
ˆPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
ˆClaritas Investments Ltd.	Grand Cayman	60
ˆClaritas Participacoes S.A.	Brazil	80
ˆClaritas Administracao de Recursos LTDA	Brazil	75
ˆPrincipal International, Inc. §Ñ	Iowa	100
ˆPrincipal International (Asia) Limited§Ñ	Hong Kong	100
ˆPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
ˆPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
ˆPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
ˆPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
ˆCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
ˆCIMB Wealth Advisors Berhad§	Malaysia	100
ˆCIMB – Principal Asset Management (Singapore) PTE LTD§	Singapore	100
ˆCIMB - Principal Asset Management Company Limited	Thailand	99.99
ˆPT CIMB Principal Asset Management§	Indonesia	99
ˆPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
ˆPrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
ˆPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
ˆDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
ˆPrincipal International Mexico, LLC	Delaware	100
ˆPrincipal Consulting (India) Private Limited§Ñ	India	100
ˆPrincipal Financial Group, S.A. de C. V. Grupo Financiero. §Ñ	Mexico	100
ˆ Principal Afore, S. A. de C.V., Principal Grupo Financiero§Ñ	Mexico	100
ˆ Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero §Ñ	Mexico	100
ˆ Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
ˆ Principal Pensiones, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
ˆPrincipal Wellness Company§Ñ	Indiana	100
ˆPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
ˆPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
ˆPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
ˆPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
ˆPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
ˆPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
ˆCIMB Principal Islamic Asset Management SDN. BHD§Ñ	Malaysia	50
ˆPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
ˆPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
ˆPrincipal Trustee Company Private Limited§Ñ	India	65
ˆPrincipal Retirement Advisors Private Limited§Ñ	India	100
ˆPrincipal Life Insurance Company¨Ñ	Iowa	100
ˆPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100

ˆPrincipal Development Investors, LLC§Ñ	Delaware	100
ˆPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
ˆGAVI PREHC HC, LLC	Delaware	100
ˆPrincipal Global Investors, LLC§Ñ©	Delaware	100
ˆPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
ˆPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
ˆPGI Origin Holding Company Ltd.	United Kingdom	100
ˆOrigin Asset Management LLP	United Kingdom	74
ˆFinisterre Capital LLP	United Kingdom	51
ˆPGI Finisterre Holding Company Ltd.	United Kingdom	100
ˆFinisterre Holdings Limited	Malta	51
ˆFinisterre Capital UK Limited	United Kingdom	100
ˆFinisterre Hong Kong Limited	Hong Kong	100
ˆFinisterre Malta Limited	Malta	100
ˆFinisterre USA, Inc.	Delaware	100
ˆPrincipal Commercial Funding, LLC§Ñ	Delaware	100
ˆPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
ˆCCI Capital Partners, LLC	Delaware
ˆPost Advisory Group, LLC§Ñ©	Delaware	100
ˆPost Advisory Europe Limited	United Kingdom
ˆPrincipal Global Investors Trust§Ñ©	Delaware	100
ˆSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
ˆCCIP, LLC§Ñ©	Delaware	70
ˆColumbus Circle Investors§Ñ©	Delaware	100
ˆPrincipal Holding Company, LLC§Ñ©	Iowa	100
ˆPetula Associates, LLC§	Iowa	100
ˆPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
ˆGAVI PREPI HC, LLC	Delaware	100
ˆPetula Prolix Development Company§Ñ	Iowa	100
ˆPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
ˆPrincipal Generation Plant, LLC§Ñ©	Delaware	100
ˆPrincipal Bank§Ñ©	United States	100
ˆEquity FC, Ltd. §Ñ©	Iowa	100
ˆPrincipal Dental Services, Inc. §Ñ©	Arizona	100
ˆEmployers Dental Services, Inc. §Ñ©	Arizona	100
ˆFirst Dental Health	California	100
ˆDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
ˆPreferred Product Network, Inc. §Ñ©	Delaware	100
ˆPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
ˆPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
ˆPrincipal Reinsurance Company of Delaware§Ñ	Delaware	100
ˆPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
ˆPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
ˆPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
ˆPrincipal International Holding Company, LLC§Ñ	Delaware	100
ˆPrincipal Management Corporation§Ñ	Iowa	100
ˆPrincipal Financial Advisors, Inc. §Ñ	Iowa	100

ˆPrincipal Shareholder Services, Inc. §Ñ	Washington	100
ˆEdge Asset Management, Inc. §Ñ	Washington	100
ˆPrincipal Funds Distributor, Inc. §Ñ	Washington	100
ˆPrincipal Global Services Private Limited§Ñ	India	100
ˆCCB Principal Asset Management Company, Ltd. §	China	25
ˆPrincipal Holding Company Chile S.A.	Chile	100
ˆPrincipal Chile Limitada	Chile	100
ˆPrincipal Institutional Chile S.A.	Chile	100
ˆPrincipal Financial Services I (US), LLC	Delaware	100
ˆPrincipal Financial Services II (US), LLC	Delaware	100
ˆPrincipal Financial Services I (UK) LLP	United Kingdom	100
ˆPrincipal Financial Services IV (UK) LLP	United Kingdom	100
ˆPrincipal Financial Services V (UK) LTD.	United Kingdom	100
ˆPrincipal Financial Services II (UK) LTD.	United Kingdom	100
ˆPrincipal Financial Services III (UK) LTD.	United Kingdom	100
ˆPrincipal Financial Services Latin America LTD.	United Kingdom	100
ˆPrincipal International Latin America LTD.	United Kingdom	100
ˆPrincipal International South America I LTD.	United Kingdom	100
ˆPrincipal International South America II LTD.	United Kingdom	100
ˆPrincipal International South America II LTD., Agency En Chile	Chile	100
ˆPrincipal International de Chile, S.A. §Ñ	Chile	100
ˆPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
ˆPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
ˆPrincipal Asset Management Chile S.A. §Ñ	Chile	100
ˆPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
ˆPrincipal Servicios De Administracion S.A.	Chile	100
ˆHipotecaria Cruz Del Sur Principal, S.A	Chile	49
ˆPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
ˆPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
ˆPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
ˆPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
ˆPrincipal Edge Network – Dallas Ft. Worth, Inc. §Ñ	Delaware	100
ˆPrincipal National Life Insurance Company§Ñ	Iowa	100
ˆDiversified Dental Services, Inc. §Ñ	Nevada	100
ˆMorley Financial Services, Inc. §Ñ	Oregon	100
ˆMorley Capital Management, Inc. §Ñ	Oregon	100
ˆUnion Bond and Trust Company§Ñ	Oregon	100
ˆPrincipal Investors Corporation§Ñ	New Jersey	100
D Consolidated financial statements are filed with SEC.
§ Not required to file financial statements with the SEC.
Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
¨ Separate financial statements are filed with SEC.
© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners – As of September 30, 2013

(1) Title of Class	(2) Number of Plan Participants	(3) Number of Contractowners
BFA Variable Annuity Contracts	20	6
Pension Builder Contracts	16	78
Personal Variable Contracts	99	12
Premier Variable Contracts	882	29
Flexible Variable Annuity Contracts	24,964	24,976
Freedom Variable Annuity Contracts	1,036	1,036
Freedom 2 Variable Annuity Contracts	286	286
Investment Plus Variable Annuity Contract (333-116220)	47,106	47,106
Investment Plus Variable Annuity Contract (333-188293)	—	—
Principal Lifetime Income Solutions	516	516
Item 28. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal Financial Group(1)

Michael J. Beer	Director and President
The Principal Financial Group(1)

Tracy W. Bollin	Chief Financial Officer
The Principal Financial Group(1)

David J. Brown	Senior Vice President
The Principal Financial Group(1)

Teresa M. Button	Vice President/Treasurer
The Principal Financial Group(1)

Nicholas M. Cecere	Director and Senior Vice President
The Principal Financial Group(1)

Gregory B. Elming	Director
The Principal Financial Group(1)

Nora M. Everett	Chairman and Chief Executive Officer
The Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel
The Principal Financial Group(1)

Eric W. Hays	Senior Vice President/Chief Information Officer
The Principal Financial Group(1)

Joyce N. Hoffman	Senior Vice President/Corporate Secretary
The Principal Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal Financial Group(1)

Julie LeClere	Vice President/Marketing & Recruiting
The Principal Financial Group(1)

Martin R. Richardson	Vice President/Broker Dealer Operations
The Principal Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President – Treasury
The Principal Financial Group(1)

(1)	711 High Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$34,257,553	0	0	0
Item 30. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 31. Management Services
N/A
Item 32. Undertakings
The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of October, 2013.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :    /s/ L. D. Zimpleman________________________
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :    /s/ L. D. Zimpleman________________________
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                    Title                    Date

/s/ L. D. Zimpleman
_______________________
L. D. Zimpleman                    Chairman of the Board            October 29, 2013
Chairman, President
and Chief Executive Officer

/s/ A. R. Sanders
_______________________            Senior Vice President and            October 29, 2013
A. R. Sanders                    Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
_______________________            Senior Vice President            October 29, 2013
T. J. Lillis                    and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*             Director                    October 29, 2013
B. J. Bernard

(J. Carter-Miller)*             Director                    October 29, 2013
J. Carter-Miller

(G. E. Costley)*             Director                    October 29, 2013
G. E. Costley

(M.T. Dan)*             Director                    October 29, 2013
M. T. Dan

(D. H. Ferro)*             Director                    October 29, 2013
D. H. Ferro

(C. D. Gelatt, Jr.)*             Director                    October 29, 2013
C. D. Gelatt, Jr.

(S. L. Helton)*             Director                    October 29, 2013
S. L. Helton

(R. L. Keyser)*             Director                    October 29, 2013
R. L. Keyser

(L. Maestri)*             Director                    October 29, 2013
L. Maestri

(E. E. Tallett)*             Director                    October 29, 2013
E. E. Tallett

*By	/s/ L.D. Zimpleman___________________________
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney
Previously Filed or Included Herein